GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (61,598)	$ (133,372)	$ (197,746)	$ (213,908)	$ (194,970)	$ (411,654)	$ 194,970	$ (720,409)	$ (412,971)
Accumulated deficit	1,604,682				1,604,682		1,604,682	1,409,712	$ 689,303
Working capital	23,279				23,279		23,279	(132,689)
Working capital	$ (23,279)				$ (23,279)		$ (23,279)	$ 132,689